Subsequent Events (Details)										12 Months Ended
		Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 CNY (¥) shares	Mar. 27, 2026 USD ($) $ / shares shares	Mar. 25, 2026 $ / shares shares	Mar. 23, 2026 USD ($) shares	Mar. 18, 2026 USD ($) shares	Mar. 12, 2026 USD ($) $ / shares	Dec. 19, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Apr. 06, 2026 $ / shares shares	Nov. 24, 2025 $ / shares
Subsequent Events [Line Items]
Ordinary shares, value | $												$ 14,093,535
Gross proceeds | $											$ 8,200,000	15,142,902
Interest amount | $										$ 308,870	$ 308,518	$ 313,861
Forecast [Member]
Subsequent Events [Line Items]
Reverse split					50-for-1
Subsequent Event [Member]
Subsequent Events [Line Items]
Gross proceeds | $		$ 2,449,987				$ 799,911	$ 10,637
Shares issued (in Shares) | shares					1
Subscription amount | $				$ 3,000,000
Reverse split					1-for-50
Principal amount		2,645,465	¥ 18,500,000
Interest amount		$ 238,092	¥ 1,665,000
Subsequent Event [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Purchase of pre funded warrants (in Shares) | shares				98,500,000
Sale of stock purchase price (in Dollars per share)				$ 0.0299
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares par value (in Dollars per share)					$ 0.0001
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares par value (in Dollars per share)					0.005
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares par value (in Dollars per share)	[1]									$ 0.005	$ 0.005
Shares issued (in Shares) | shares	[1]									422,147	422,147
Reverse split issued and unissued shares (in Shares) | shares										50
Number of ordinary shares (in Shares) | shares										1
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares													50
Class A Ordinary Shares [Member] | Aegis Capital Corp [Member]
Subsequent Events [Line Items]
Ordinary shares par value (in Dollars per share)									$ 0.0001
Ordinary shares, value | $									$ 100,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares par value (in Dollars per share)								$ 0.0001
Ordinary shares, value | $								$ 100,000,000
Shares issued (in Shares) | shares		33,270,000	33,270,000			5,852,011	10,000
Sale of stock (in Shares) | shares				1,500,000
Sale of stock purchase price (in Dollars per share)				$ 0.03
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Purchase price (in Dollars per share)				$ 0.0001
Class A Ordinary Shares [Member] | Minimum [Member]
Subsequent Events [Line Items]
Ordinary shares par value (in Dollars per share)					0.0001									$ 0.0001
Class A Ordinary Shares [Member] | Minimum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares par value (in Dollars per share)													$ 0.0001
Class A Ordinary Shares [Member] | Maximum [Member]
Subsequent Events [Line Items]
Ordinary shares par value (in Dollars per share)					$ 0.005									$ 0.005
Class A Ordinary Shares [Member] | Maximum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares par value (in Dollars per share)													$ 0.005

[1]	The shares data are presented on a retroactive basis to reflect the 50 to 1 reverse share split (Note 14 and 20).